Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Product Warranty Liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Movement in Extended Product Warranty Accrual [Roll Forward]
Warranty liability, beginning of period	$ 1,306	$ 1,099	$ 1,199	$ 1,155	$ 1,155
Reduction in liability (payments)	(400)	(527)	(922)	(743)
Increase in liability	344	673	759	945
Warranty liability, end of period	$ 1,143	$ 1,301	$ 1,143	$ 1,301	$ 1,199